Reverse Recapitalization and Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Reconciliation of Business Combination to Consolidated Statement of Cash Flows
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2021:

Recapitalization
Cash – BCYP trust and cash, net of redemptions	$22,535,723
Plus: restricted cash – Forward Share Purchase Agreement	13,098,599
Less: cash transaction costs allocated to the Company’s equity	(1,294,097)

Total	$34,340,225

Reconciliation of Changes in Redeemable Preferred Stock and Stockholders' Equity (Deficit)
The following table reconciles the elements of the Business Combination to the consolidated statement of changes in redeemable preferred stock and stockholders’ equity (deficit) for the year ended December 31, 2021:

Recapitalization
Cash – BCYP trust and cash, net of redemptions	$22,535,723
Plus: restricted cash – Forward Share Purchase Agreement	13,098,599
Less: non-cash net working capital assumed from BCYP	(5,067,682)
Less: forward share purchase liability assumed from BCYP	(13,098,599)
Less: fair value of redeemable warrants	(6,569,062)
Less: transaction costs allocated to the Company’s equity	(3,294,096)

Total	$7,604,883

Summary of Number of Shares of Common Stock Issued Immediately Following Consummation of Business Combination
The following table details the number of shares of common stock issued immediately following the consummation of the Business Combination:

Shares
Common stock, reedeemable and outstanding prior to Business Combination	11,500,000
Less: redemption of BCYP shares	(8,030,289)

Common stock of BCYP	3,469,711
BCYP Founder and private shares	3,292,200
Shares issued for services	247,525

Total BCYP shares	7,009,436
SAB Biotherapeutics, Inc and subsidiaries shareholders	36,465,343

Total shares of common stock immediately after Business Combination	43,474,779

Schedule of Allocated Assets Acquired and Liabilities Assumed
The following table details the allocated assets acquired and liabilities assumed as follows:

Assets Acquired
BCYP trust and cash, net of redemptions	$22,535,723
Restricted cash – Forward Share Purchase Agreement	13,098,599
Other assets	102,742

Assets acquired	$35,737,064

Liabilities Assumed
Forward share purchase liability	$13,098,599
Fair value of redeemable warrants	6,569,062
Other liabilities and accrued expenses	5,170,424

Liabilities assumed	24,838,085

Net Assets Acquired	$10,898,979